Accounting policies - Levels 2 and 3 FV Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial assets	$ 1,407,320	$ 1,361,558
Fair value
Financial instruments
Financial assets	594,290	540,023
Fair value | Level 2
Financial instruments
Financial assets	277,638	303,217
Fair value | Level 3
Financial instruments
Financial assets	3,813	1,565	$ 251	$ 172
Fair value | Level 2 and 3
Financial instruments
Financial assets	281,451	304,782
Debt and equity instruments | Fair value | Level 3
Financial instruments
Financial assets				$ 172
Trading derivative assets | Fair value | Level 3
Financial instruments
Financial assets	938	794	$ 251
Debt instruments.
Financial instruments
Financial assets	355,333	317,124
Equity instruments.
Financial instruments
Financial assets	6,409	2,884
Loans and advances - Credit institutions
Financial instruments
Financial assets	91,033	145,366
Loans and advances - Customers
Financial instruments
Financial assets	728,335	676,636
Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets	2,875	771
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	268,127	267,524
Financial assets at fair value through profit or loss category | Fair value | Level 2
Financial instruments
Financial assets	155,930	156,872
Financial assets at fair value through profit or loss category | Fair value | Level 3
Financial instruments
Financial assets	938	794
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	156,868	157,666
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2
Financial instruments
Financial assets	5,593	3,588
Financial assets at fair value through profit or loss category | Debt and equity instruments | Fair value | Level 2 and 3
Financial instruments
Financial assets	5,593	3,588
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2
Financial instruments
Financial assets	421	1,450
Financial assets at fair value through profit or loss category | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	421	1,450
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2
Financial instruments
Financial assets	212	49
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 3
Financial instruments
Financial assets	60
Financial assets at fair value through profit or loss category | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial assets	272	49
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2
Financial instruments
Financial assets	2
Financial assets at fair value through profit or loss category | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	2
Financial assets at fair value through profit or loss category | Market index options, Best of options (Basket) | Fair value | Level 2
Financial instruments
Financial assets		2
Financial assets at fair value through profit or loss category | Market index options, Best of options (Basket) | Fair value | Level 2 and 3
Financial instruments
Financial assets		2
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial assets	147	36
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 3
Financial instruments
Financial assets	60
Financial assets at fair value through profit or loss category | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial assets	207	36
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2
Financial instruments
Financial assets	63	11
Financial assets at fair value through profit or loss category | Market index options, Asian (Quanto) | Fair value | Level 2 and 3
Financial instruments
Financial assets	63	11
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2
Financial instruments
Financial assets	993	1,192
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 3
Financial instruments
Financial assets		44
Financial assets at fair value through profit or loss category | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial assets	993	1,236
Financial assets at fair value through profit or loss category | Exchange rate options, European barrier | Fair value | Level 2
Financial instruments
Financial assets	1
Financial assets at fair value through profit or loss category | Exchange rate options, European barrier | Fair value | Level 2 and 3
Financial instruments
Financial assets	1
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial assets	992	1,192
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 3
Financial instruments
Financial assets		44
Financial assets at fair value through profit or loss category | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial assets	992	1,236
Financial assets at fair value through profit or loss category | Debt instruments.
Financial instruments
Financial assets	110,613	110,222
Financial assets at fair value through profit or loss category | Equity instruments.
Financial instruments
Financial assets	5,767	2,349
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	139,901	142,977
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 3
Financial instruments
Financial assets	878	222
Financial assets at fair value through profit or loss category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	140,779	143,199
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2
Financial instruments
Financial assets	10	936
Financial assets at fair value through profit or loss category | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	10	936
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial assets	8,800	6,680
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 3
Financial instruments
Financial assets		528
Financial assets at fair value through profit or loss category | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial assets	8,800	7,208
Financial assets designated at fair value through profit or loss | Fair value
Financial instruments
Financial assets	79,927	107,425
Financial assets designated at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial assets	79,927	107,425
Financial assets designated at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial assets	79,927	107,425
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions
Financial instruments
Financial assets	54,138	98,332
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions | Fair value | Level 2
Financial instruments
Financial assets	54,138	98,332
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial assets	54,138	98,332
Financial assets designated at fair value through profit or loss | Loans and advances - Customers
Financial instruments
Financial assets	25,789	9,093
Financial assets designated at fair value through profit or loss | Loans and advances - Customers | Fair value | Level 2
Financial instruments
Financial assets	25,789	9,093
Financial assets designated at fair value through profit or loss | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	25,789	9,093
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	236,980	155,789
Financial assets at fair value through other comprehensive income category | Fair value | Level 2
Financial instruments
Financial assets	32,525	29,635
Financial assets at fair value through other comprehensive income category | Fair value | Level 3
Financial instruments
Financial assets	2,875	771
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	35,400	30,406
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial instruments
Financial assets	233,463	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Fair value | Level 2
Financial instruments
Financial assets	32,469	29,575
Financial assets at fair value through other comprehensive income category | Debt instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets	32,469	29,575
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Financial assets	642	535
Financial assets at fair value through other comprehensive income category | Equity instruments. | Fair value | Level 2
Financial instruments
Financial assets	56	60
Financial assets at fair value through other comprehensive income category | Equity instruments. | Fair value | Level 2 and 3
Financial instruments
Financial assets	56	60
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial instruments
Financial assets	2,875	771
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 3
Financial instruments
Financial assets	2,875	771
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Fair value | Level 2 and 3
Financial instruments
Financial assets	2,875	771
Hedging derivatives category | Fair value
Financial instruments
Financial assets	9,256	9,285
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial assets	9,256	9,285
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	9,256	9,285
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial assets	4,768	4,174
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial assets	4,768	4,174
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial assets	4,488	5,111
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 4,488	$ 5,111